  UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AAM Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 10.1%
$270,000	Antares CLO 2017-1 Ltd. 4.281% (LIBOR 3 Month+310 basis points), 7/20/2028[1,2,3]	$268,686
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[2,3]	180,003
422,653	BCC Funding XIII LLC 2.200%, 12/20/2021[2,3]	422,286
24,175	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[2,3]	24,175
700,000	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[2,3]	702,300
369,000	CPS Auto Receivables Trust 2016-D 2.110%, 3/15/2021[2,3]	367,818
94,000	DB Master Finance LLC 3.629%, 11/20/2047[2,3]	94,461
197,500	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[3]	199,566
107,353	DRB Prime Student Loan Trust 2016-B 2.890%, 6/25/2040[2,3]	107,883
525,000	DRB Prime Student Loan Trust 2017-A 2.850%, 5/27/2042[2,3]	526,194
164,000	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[2,3]	164,635
174,000	DT Auto Owner Trust 2017-3 2.400%, 5/17/2021[2,3]	173,843
290,000	Golub Capital Partners CLO 19B-R Ltd. 3.773% (LIBOR 3 Month+255 basis points), 7/26/2029[1,2,3]	290,240
188,000	Greystone Commercial Real Estate Notes 2017-FL1 Ltd. 2.784% (LIBOR 1 Month+155 basis points), 3/15/2027[1,2,3]	187,185
273,000	Hunt CRE 2017-FL1 Ltd. 2.234% (LIBOR 1 Month+100 basis points), 8/15/2034[1,2,3]	273,165
250,000	IVY Hill Middle Market Credit Fund XII Ltd. 4.313% (LIBOR 3 Month+300 basis points), 7/20/2029[1,2,3]	249,053
397,000	Navistar Financial Dealer Note Master Owner Trust II 2.587% (LIBOR 1 Month+135 basis points), 9/27/2021[1,3]	399,784
360,000	NextGear Floorplan Master Owner Trust 2.540%, 4/18/2022[2,3]	360,363
441,489	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	443,285
275,000	Sofi Professional Loan Program 2017-C LLC 3.560%, 7/25/2040[2,3,4]	274,653
155,919	Spirit Master Funding LLC 5.760%, 3/20/2041[2,3]	164,183
	TAL Advantage V LLC
123,500	2.830%, 2/22/2038[2,3]	122,627
14,919	1.700%, 5/20/2039[2,3]	14,894

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$166,270	Textainer Marine Containers V Ltd. 3.720%, 5/20/2042[2,3]	$168,241
301,686	Triton Container Finance IV LLC 3.620%, 8/20/2042[2,3]	301,325
310,423	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[2,3]	308,659

	Total Asset-Backed Securities (COST $6,782,719)	6,789,507

	Commercial Mortgage-Backed Securities – 4.1%
164,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd. 2.217% (LIBOR 1 Month+99 basis points), 8/15/2027[1,2,3]	165,365
345,803	CGDBB Commercial Mortgage Trust 2017-BIOC 2.277% (LIBOR 1 Month+105 basis points), 7/15/2028[1,3]	345,803
598,000	CGMS Commercial Mortgage Trust 2017-MDDR 2.334% (LIBOR 1 Month+110 basis points), 7/15/2030[1,3]	596,107
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[3,4]	399,017
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.287%, 12/10/2049[2,4]	89,905
65,000	FREMF 2015-K44 Mortgage Trust 3.684%, 1/25/2048[2,3,4]	65,454
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[2,3,4]	150,152
229,000	LMREC 2016-CRE2, Inc. 2.936% (LIBOR 1 Month+170 basis points), 11/24/2031[1,2,3]	230,436
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.288%, 10/15/2030[3,4]	292,740
352,800	MSDB Trust 2017-712F 3.628%, 7/11/2039[3,4]	356,087
78,491	Resource Capital Corp. 2015-CRE4 Ltd. 2.634% (LIBOR 1 Month+140 basis points), 8/15/2032[1,2,3]	78,359

	Total Commercial Mortgage-Backed Securities (Cost $2,745,956)	2,769,425

	Corporate Bonds – 76.4%
	Communications – 10.6%
500,000	America Movil S.A.B. de C.V. 3.125%, 7/16/2022[5]	512,443
	AT&T, Inc.
210,000	4.500%, 5/15/2035[2]	207,331
750,000	4.750%, 5/15/2046[2]	721,268
920,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[3,5]	981,499

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Communications (Continued)
$202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[2,3]	$211,797
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[2]	370,309
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[3]	739,405
104,000	Discovery Communications LLC 5.000%, 9/20/2037[2]	105,603
250,000	Historic TW, Inc. 9.150%, 2/1/2023	322,319
400,000	Orange S.A. 9.000%, 3/1/2031[5]	607,207
105,000	Qwest Corp. 7.250%, 10/15/2035[2]	105,036
200,000	SFR Group S.A. 6.250%, 5/15/2024[2,3,5]	211,200
134,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[2,3]	136,680
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	328,125
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030[5]	351,183
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	75,171
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039	237,431
411,000	5.012%, 8/21/2054	412,200
131,000	4.672%, 3/15/2055	124,790
300,000	VTR Finance B.V. 6.875%, 1/15/2024[2,3,5]	317,670
		7,078,667
	Consumer Discretionary – 6.2%
141,489	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[3]	148,210
268,000	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	275,638
417,000	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	422,212
103,596	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	108,258
394,000	Delphi Corp. 4.150%, 3/15/2024[2]	417,998

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[2,3]	$407,790
	Ford Motor Credit Co. LLC
500,000	1.724%, 12/6/2017	500,035
400,000	5.875%, 8/2/2021	444,922
125,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2]	126,563
	McDonald's Corp.
24,000	3.700%, 1/30/2026[2]	25,005
250,000	4.450%, 3/1/2047[2]	264,658
201,387	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	210,208
	Wyndham Worldwide Corp.
250,000	5.100%, 10/1/2025[2]	261,905
515,000	4.500%, 4/1/2027[2]	516,817
		4,130,219
	Consumer Staples – 3.8%
	Anheuser-Busch InBev Finance, Inc.
100,000	4.700%, 2/1/2036[2]	110,253
117,000	4.900%, 2/1/2046[2]	132,159
84,000	Constellation Brands, Inc. 2.700%, 5/9/2022[2]	84,287
500,000	CVS Health Corp. 5.125%, 7/20/2045[2]	575,027
500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[2,3,5]	512,479
243,000	Kroger Co. 3.700%, 8/1/2027[2]	239,835
363,000	Reckitt Benckiser Treasury Services PLC 3.000%, 6/26/2027[2,3,5]	358,703
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[2]	155,417
360,000	Rite Aid Corp. 6.125%, 4/1/2023[2,3]	349,650
		2,517,810
	Energy – 13.7%
72,000	Andeavor 4.750%, 12/15/2023[2,3]	77,696
193,000	Antero Resources Corp. 5.000%, 3/1/2025[2]	195,895
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[2,5]	201,107

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$100,000	Cimarex Energy Co. 3.900%, 5/15/2027[2]	$101,813
675,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[2,3]	695,250
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[2]	208,710
	Enbridge, Inc.
363,000	5.500%, 12/1/2046[2,5]	416,980
180,000	6.000% (LIBOR 3 Month+389 basis points), 1/15/2077[1,2,5]	190,800
178,000	EnLink Midstream Partners LP 6.000%, 12/15/2022[2,6]	178,143
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	598,284
114,000	7.034%, 1/15/2068[2]	115,140
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[2,3]	107,990
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	76,044
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	302,299
307,000	Marathon Petroleum Corp. 4.750%, 9/15/2044[2]	305,409
291,000	McDermott International, Inc. 8.000%, 5/1/2021[2,3,5]	300,457
	MPLX LP
515,000	4.875%, 6/1/2025[2]	551,931
253,000	5.200%, 3/1/2047[2]	264,887
250,000	Noble Energy, Inc. 3.900%, 11/15/2024[2]	255,943
250,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2,3]	255,625
	Petrobras Global Finance B.V.
224,000	5.299%, 1/27/2025[3,5]	223,664
50,000	7.375%, 1/17/2027[5]	55,050
	Petroleos Mexicanos
160,000	5.500%, 6/27/2044[5]	149,200
318,000	6.750%, 9/21/2047[5]	338,320
219,000	6.750%, 9/21/2047[3,5]	232,994
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[2]	265,200
167,000	Rice Energy, Inc. 7.250%, 5/1/2023[2]	179,943
243,000	Sabine Pass Liquefaction LLC 4.200%, 3/15/2028[2]	244,959

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$455,000	Shell International Finance B.V. 4.000%, 5/10/2046[5]	$460,181
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[2]	194,469
475,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[2]	483,176
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[2]	192,610
	Williams Partners LP
348,000	4.300%, 3/4/2024[2]	367,113
152,000	4.000%, 9/15/2025[2]	155,471
250,000	4.900%, 1/15/2045[2]	252,851
		9,195,604
	Financials – 23.6%
175,000	Allstate Corp. 6.500%, 5/15/2067[2]	209,930
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	78,564
695,000	American International Group, Inc. 8.175%, 5/15/2068[2]	946,937
	Bank of America Corp.
350,000	4.100%, 7/24/2023	372,685
650,000	4.450%, 3/3/2026	687,203
200,000	5.875%, 2/7/2042	256,364
210,000	Barclays PLC 4.836%, 5/9/2028[2,5]	217,546
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	143,000
266,000	Brighthouse Financial, Inc. 4.700%, 6/22/2047[2,3]	259,846
750,000	Canadian Imperial Bank of Commerce 1.836% (LIBOR 3 Month+52 basis points), 9/6/2019[1,5]	753,402
280,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	277,292
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	254,686
515,000	2.746% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	528,170
309,000	5.300%, 5/6/2044	361,425
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020[5]	241,516

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
	Goldman Sachs Group, Inc.
$409,000	5.950%, 1/15/2027	$476,966
500,000	3.064% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	520,455
250,000	6.750%, 10/1/2037	329,823
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498 basis points), 6/30/2030[1,2,3,5,6]	627,805
	Intesa Sanpaolo S.p.A.
200,000	3.875%, 1/15/2019[5]	204,167
500,000	5.710%, 1/15/2026[3,5]	526,934
250,000	3.875%, 7/14/2027[3,5]	251,010
	JPMorgan Chase & Co.
208,000	7.900%, 4/30/2018[2,6]	214,240
184,000	4.950%, 3/25/2020	196,731
	Liberty Mutual Group, Inc.
562,000	4.225%, 3/15/2037[2,3]	549,355
392,000	7.800%, 3/7/2087[3]	494,900
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[3]	255,651
	MetLife, Inc.
215,000	6.400%, 12/15/2066[2]	247,788
200,000	10.750%, 8/1/2069[2]	334,500
	Morgan Stanley
250,000	5.500%, 7/24/2020	271,578
850,000	4.875%, 11/1/2022	921,205
100,000	2.713% (LIBOR 3 Month+140 basis points), 10/24/2023[1,2]	102,273
150,000	5.000%, 11/24/2025	164,396
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[2]	199,597
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330 basis points), 11/1/2026[1,2,6]	397,002
170,000	Pricoa Global Funding I 2.450%, 9/21/2022[3]	170,329
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[2]	264,208
530,000	Prudential Financial, Inc. 5.200% (LIBOR 3 Month+304 basis points), 3/15/2044[1,2]	563,456
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	123,440
657,000	Svenska Handelsbanken A.B. 1.806% (LIBOR 3 Month+49 basis points), 9/6/2019[1,5]	660,091
156,000	Synchrony Financial 2.600%, 1/15/2019[2]	156,999
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[2,5]	36,048

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$250,000	UBS A.G. 7.625%, 8/17/2022[5]	$294,688
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	376,193
250,000	5.875% (LIBOR 3 Month+399 basis points), 6/15/2025[1,2,6]	278,250
		15,798,644
	Health Care – 3.7%
	Allergan Funding SCS
400,000	3.800%, 3/15/2025[2,5]	415,404
91,000	4.750%, 3/15/2045[2,5]	98,453
500,000	Celgene Corp. 3.875%, 8/15/2025[2]	527,558
500,000	HCA, Inc. 5.375%, 2/1/2025	526,875
	Mylan N.V.
310,000	3.950%, 6/15/2026[2,5]	315,613
430,000	5.250%, 6/15/2046[2,5]	466,442
158,000	Zoetis, Inc. 3.000%, 9/12/2027[2]	156,119
		2,506,464
	Industrials – 1.0%
	General Electric Co.
218,000	5.000%, 1/21/2021[2,6]	230,579
84,000	5.300%, 2/11/2021	92,366
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[3,5]	106,966
186,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.400%, 11/15/2026[2,3]	183,733
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[2,3,5]	49,873
		663,517
	Materials – 4.7%
255,000	Aleris International, Inc. 9.500%, 4/1/2021[2,3]	271,575
380,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,2,3,5]	447,450
200,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,3,5]	206,000
30,000	FMG Resources August 2006 Pty Ltd. 4.750%, 5/15/2022[2,3,5]	30,375

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$500,000	Glencore Funding LLC 4.125%, 5/30/2023[3]	$520,525
65,000	International Paper Co. 5.150%, 5/15/2046[2]	72,765
400,000	Mexichem S.A.B. de C.V. 4.000%, 10/4/2027[2,3,5]	399,360
500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[2,5]	508,128
6,000	Steel Dynamics, Inc. 4.125%, 9/15/2025[2,3]	6,049
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[2,5]	158,205
	Vale Overseas Ltd.
200,000	5.875%, 6/10/2021[5]	219,900
285,000	6.250%, 8/10/2026[5]	323,389
		3,163,721
	Technology – 2.6%
317,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc. 6.000%, 7/15/2025[2,3]	331,661
137,000	Microsoft Corp. 4.500%, 2/6/2057[2]	155,029
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[3,5]	547,313
500,000	Oracle Corp. 3.850%, 7/15/2036[2]	517,470
214,000	QUALCOMM, Inc. 3.250%, 5/20/2027[2]	215,792
		1,767,265
	Utilities – 6.5%
170,000	Black Hills Corp. 3.950%, 1/15/2026[2]	176,538
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	291,135
508,000	Edison International 2.400%, 9/15/2022[2]	504,036
112,000	Electricite de France S.A. 5.250% (USD SWAP SEMI 30/360 10 Y+371 basis points), 1/29/2023[1,2,3,5,6]	116,235
400,000	Enel Finance International N.V. 4.750%, 5/25/2047[3,5]	423,362
248,000	Exelon Corp. 3.400%, 4/15/2026[2]	249,376

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Utilities (Continued)
	FirstEnergy Corp.
$200,000	7.375%, 11/15/2031	$266,066
410,000	4.850%, 7/15/2047[2]	430,272
152,000	IPALCO Enterprises, Inc. 3.700%, 9/1/2024[2,3]	152,372
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[2]	238,936
262,000	NextEra Energy Capital Holdings, Inc. 4.664% (LIBOR 3 Month+335 basis points), 9/1/2067[1,2]	262,300
300,000	NiSource Finance Corp. 4.375%, 5/15/2047[2]	314,764
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[2]	515,938
121,000	3.950%, 10/1/2046[2]	115,525
282,000	4.400%, 5/30/2047[2]	291,398
		4,348,253
	Total Corporate Bonds (Cost $49,919,078)	51,170,164

	Municipal Bonds – 0.6%
260,000	State of California 7.550%, 4/1/2039	398,736

	Total Municipal Bonds (Cost $366,310)	398,736

	U.S. GOVERNMENT AND AGENCIES – 2.7%
47,009	Fannie Mae Pool 6.000%, 7/1/2040	54,691
212,300	United States Treasury Bond 2.750%, 8/15/2047	207,689
307,870	United States Treasury Inflation Indexed Bonds 1.000%, 2/15/2046	312,331
	United States Treasury Note
597,200	1.625%, 8/31/2022	588,988
139,200	1.875%, 8/31/2024	136,721
533,800	2.250%, 8/15/2027	530,172

	Total U.S. GOVERNMENT AND AGENCIES (Cost $1,843,664)	1,830,592

Number of Shares

Preferred Stocks – 0.5%
Financials – 0.5%
2,800	CoBank ACB 6.250%, 10/1/22[2,3,6]	300,213

AAM Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Preferred Stocks (Continued)
	Total Preferred Stocks (Cost $299,687)	$300,213

	Short-Term Investments – 4.1%
2,746,401	Federated Treasury Obligations Fund – Institutional Class, 0.86%[7]	2,746,401

	Total Short-Term Investments (Cost $2,746,401)	2,746,401

	Total Investments – 98.5% (Cost $64,703,815)	66,005,038
	Other Assets in Excess of Liabilities – 1.5%	1,013,180

	Total Net Assets – 100.0%	$67,018,218

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,694,196.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Perpetual security. Date shown is next call date.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund commenced investment operations on April 19, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes

At September 30, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$64,704,116

Gross unrealized appreciation	1,560,987
Gross unrealized depreciation	(260,065)

Net unrealized appreciation	$1,300,922

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

AAM Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$6,789,507	$-	$6,789,507
Commercial Mortgage-Backed Securities	-	2,769,425	-	2,769,425
Corporate Bonds[1]	-	51,170,164	-	51,170,164
Municipal Bonds	-	398,736	-	398,736
U.S. Government and Agencies	-	1,830,592	-	1,830,592
Preferred Stocks	-	300,213	-	300,213
Short-Term Investments	2,746,401	-	-	2,746,401
Total Investments	$2,746,401	$63,258,637	$-	$66,005,038

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2017